SHORT-TERM AND LONG-TERM BORROWINGS - Summary of components of short-term and long term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Short-term borrowings	¥ 100,000	$ 14,300	¥ 0
Long-term borrowings	31,883	$ 4,559	0
Total borrowings	¥ 131,883		¥ 0